Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Significant Accounting Policies [Abstract]
Maximum original maturity of highly-liquid investments, in order to be classified as cash and cash equivalents	3
Write off of doubtful accounts	$ 0	$ 22
Scrap value per light weight ton (LWT)	$0.2
Vessels useful life	25 years
Minimum
Interval between vessel drydocking	30
Maximum
Interval between vessel drydocking	60